Share-Based Compensation - Summary of Share Units (Deferred share units) (Parenthetical) (Details) - Deferred Share Units [Member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share based transaction	$ 0.5	$ 0.4	$ 1.1	$ 1.1
Other Long Term Liabilities [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share based transaction					$ 10.8	$ 7.5